Certain risks and concentration (Tables)	12 Months Ended
Dec. 31, 2015
Certain risks and concentration [Abstract]
Schedule of Consolidated Financial Information of VIEs and VIE's Subsidiaries

	As of December 31,
(In thousands)	2014	2015
Current assets:
Cash and cash equivalents	43,849	32,461
Short-term investments	28,575	69,522
Accounts receivable, net	5,508	11,573
Due from related parties	6	30
Deferred tax assets	1,358	351
Inventories		480
Prepayments and other current assets	10,147	31,659
Held for sale assets	46,325	—
Total current assets	135,768	146,076
Non-current assets:
Equity method investments	5,498	9,884
Deferred tax assets	8,262	6,791
Property and equipment, net	16,370	17,991
Construction in progress	—	14
Intangible assets, net	16,635	14,297
Goodwill	23,237	21,896
Prepayments for content copyrights	1,239	—
Other long-term prepayments	5,795	7,430
Total non-current assets	77,076	78,303
Total assets	212,844	224,379
Current liabilities:
Accounts payables	24,504	33,262
Due to a related party	84	38
Deferred revenue and income, current portion	27,534	24,902
Income tax payable	2,554	2,407
Accrued liabilities and other payables	85,701	131,312
Held for sale liabilities	26,438	-
Total current liabilities	166,815	191,921
Non-current liabilities:
Deferred revenue and income, non-current portion	6,452	4,751
Total non-current liabilities	6,452	4,751
Total liabilities	173,267	196,672

	Years ended December 31,
(In thousands)	2013	2014	2015
Net revenue from continuing operations	116,381	132,515	129,198
Net income / (loss) attributable to Xunlei Limited	13,940	12,677	(6,408)

	Years ended December 31,
(In thousands)	2013	2014	2015
Net cash provided by operating activities	92,580	70,822	41,723
Net cash used in investing activities	(66,243)	(78,335)	(51,721)
Net cash provided by financing activities	2,487	856	1,055
	28,824	(6,657)	(8,943)